Distribution Date:	02/17/23	BBCMS Mortgage Trust 2022-C15
Determination Date:	02/13/23
Next Distribution Date:	03/17/23
Record Date:	01/31/23	Commercial Mortgage Pass-Through Certificates
Series 2022-C15

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	4		Attention: Daniel Vinson		daniel.vinson@barclays.com
Certificate Interest Reconciliation Detail	5		745 Seventh Avenue | New York, NY 10019 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	6
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Bond / Collateral Reconciliation - Cash Flows	7				trustadministrationgroup@wellsfargo.com
Bond / Collateral Reconciliation - Balances	8		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	9-13	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	14-16		Executive Vice President – Division Head		NoticeAdmin@midlandls.com
Mortgage Loan Detail (Part 2)	17-19		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	20	Special Servicer	Rialto Capital Advisors, LLC
Historical Detail	21		Liat Heller		liat.heller@rialtocapital.com
Delinquency Loan Detail	22		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Collateral Stratification and Historical Detail	23	Representations Reviewer
Specially Serviced Loan Detail - Part 1	24		Attention: BBCMS 2022-C15 Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 2	25		375 N. French Road, Suite 100 | Amherst, NY 14228 | United States
Modified Loan Detail	26	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05552FAW7	2.890000%	12,900,000.00	11,548,528.96	147,109.66	27,812.71	0.00	0.00	174,922.37	11,401,419.30	30.05%	30.00%
A-2	05552FAX5	3.610000%	75,600,000.00	75,600,000.00	0.00	227,430.00	0.00	0.00	227,430.00	75,600,000.00	30.05%	30.00%
A-3	05552FAY3	3.752000%	87,800,000.00	87,800,000.00	0.00	274,521.33	0.00	0.00	274,521.33	87,800,000.00	30.05%	30.00%
A-4	05552FAZ0	3.524000%	125,000,000.00	125,000,000.00	0.00	367,083.33	0.00	0.00	367,083.33	125,000,000.00	30.05%	30.00%
A-5	05552FBA4	3.662000%	372,300,000.00	372,300,000.00	0.00	1,136,135.50	0.00	0.00	1,136,135.50	372,300,000.00	30.05%	30.00%
A-SB	05552FBB2	3.684000%	23,405,000.00	23,405,000.00	0.00	71,853.35	0.00	0.00	71,853.35	23,405,000.00	30.05%	30.00%
A-S	05552FBE6	3.752000%	94,593,000.00	94,593,000.00	0.00	295,760.78	0.00	0.00	295,760.78	94,593,000.00	20.53%	20.50%
B	05552FBF3	3.752000%	46,053,000.00	46,053,000.00	0.00	143,992.38	0.00	0.00	143,992.38	46,053,000.00	15.90%	15.88%
C	05552FBG1	3.830840%	42,318,000.00	42,318,000.00	0.00	135,094.57	0.00	0.00	135,094.57	42,318,000.00	11.64%	11.63%
D	05552FAE7	2.500000%	27,382,000.00	27,382,000.00	0.00	57,045.83	0.00	0.00	57,045.83	27,382,000.00	8.89%	8.88%
E	05552FAG2	2.500000%	19,914,000.00	19,914,000.00	0.00	41,487.50	0.00	0.00	41,487.50	19,914,000.00	6.89%	6.88%
F	05552FAJ6	2.500000%	22,404,000.00	22,404,000.00	0.00	46,675.00	0.00	0.00	46,675.00	22,404,000.00	4.63%	4.63%
G-RR	05552FAL1	3.830840%	9,957,000.00	9,957,000.00	0.00	31,786.39	0.00	0.00	31,786.39	9,957,000.00	3.63%	3.63%
H-RR*	05552FAN7	3.830840%	36,095,861.00	36,095,861.00	0.00	114,905.32	0.00	0.00	114,905.32	36,095,861.00	0.00%	0.00%
RR	05552FAU1	3.830840%	27,124,997.00	27,088,180.84	4,007.49	86,466.53	0.00	0.00	90,474.02	27,084,173.35	0.00%	0.00%
RR Interest	N/A	3.830840%	8,454,915.00	8,443,439.33	1,249.14	26,951.79	0.00	0.00	28,200.93	8,442,190.19	0.00%	0.00%
R	05552FAS6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05552FAQ0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,031,301,773.00	1,029,902,010.13	152,366.29	3,085,002.31	0.00	0.00	3,237,368.60	1,029,749,643.84

X-A	05552FBC0	0.200005%	697,005,000.00	695,653,528.96	0.00	115,944.88	0.00	0.00	115,944.88	695,506,419.30
X-B	05552FBD8	0.060605%	182,964,000.00	182,964,000.00	0.00	9,240.44	0.00	0.00	9,240.44	182,964,000.00
X-D	05552FAA5	1.330840%	47,296,000.00	47,296,000.00	0.00	52,452.84	0.00	0.00	52,452.84	47,296,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	05552FAC1	1.330840%	22,404,000.00	22,404,000.00	0.00	24,846.78	0.00	0.00	24,846.78	22,404,000.00
Notional SubTotal			949,669,000.00	948,317,528.96	0.00	202,484.94	0.00	0.00	202,484.94	948,170,419.30

Deal Distribution Total					152,366.29	3,287,487.25	0.00	0.00	3,439,853.54

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05552FAW7	895.23480310	11.40384961	2.15602403	0.00000000	0.00000000	0.00000000	0.00000000	13.55987364	883.83095349
A-2	05552FAX5	1,000.00000000	0.00000000	3.00833333	0.00000000	0.00000000	0.00000000	0.00000000	3.00833333	1,000.00000000
A-3	05552FAY3	1,000.00000000	0.00000000	3.12666663	0.00000000	0.00000000	0.00000000	0.00000000	3.12666663	1,000.00000000
A-4	05552FAZ0	1,000.00000000	0.00000000	2.93666664	0.00000000	0.00000000	0.00000000	0.00000000	2.93666664	1,000.00000000
A-5	05552FBA4	1,000.00000000	0.00000000	3.05166667	0.00000000	0.00000000	0.00000000	0.00000000	3.05166667	1,000.00000000
A-SB	05552FBB2	1,000.00000000	0.00000000	3.07000000	0.00000000	0.00000000	0.00000000	0.00000000	3.07000000	1,000.00000000
A-S	05552FBE6	1,000.00000000	0.00000000	3.12666667	0.00000000	0.00000000	0.00000000	0.00000000	3.12666667	1,000.00000000
B	05552FBF3	1,000.00000000	0.00000000	3.12666667	0.00000000	0.00000000	0.00000000	0.00000000	3.12666667	1,000.00000000
C	05552FBG1	1,000.00000000	0.00000000	3.19236661	0.00000000	0.00000000	0.00000000	0.00000000	3.19236661	1,000.00000000
D	05552FAE7	1,000.00000000	0.00000000	2.08333321	0.00000000	0.00000000	0.00000000	0.00000000	2.08333321	1,000.00000000
E	05552FAG2	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	05552FAJ6	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
G-RR	05552FAL1	1,000.00000000	0.00000000	3.19236617	0.00000000	0.00000000	0.00000000	0.00000000	3.19236617	1,000.00000000
H-RR	05552FAN7	1,000.00000000	0.00000000	3.18333783	0.00902874	0.03414879	0.00000000	0.00000000	3.18333783	1,000.00000000
RR	05552FAU1	998.64272206	0.14774158	3.18770653	0.00032737	0.00123871	0.00000000	0.00000000	3.33544811	998.49498048
RR Interest	N/A	998.64272201	0.14774128	3.18770680	0.00032762	0.00123597	0.00000000	0.00000000	3.33544808	998.49498073
R	05552FAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05552FAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05552FBC0	998.06103107	0.00000000	0.16634727	0.00000000	0.00000000	0.00000000	0.00000000	0.16634727	997.84997138
X-B	05552FBD8	1,000.00000000	0.00000000	0.05050414	0.00000000	0.00000000	0.00000000	0.00000000	0.05050414	1,000.00000000
X-D	05552FAA5	1,000.00000000	0.00000000	1.10903332	0.00000000	0.00000000	0.00000000	0.00000000	1.10903332	1,000.00000000
X-F	05552FAC1	1,000.00000000	0.00000000	1.10903321	0.00000000	0.00000000	0.00000000	0.00000000	1.10903321	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	01/01/23 - 01/30/23	30	0.00	27,812.71	0.00	27,812.71	0.00	0.00	0.00	27,812.71	0.00
A-2	01/01/23 - 01/30/23	30	0.00	227,430.00	0.00	227,430.00	0.00	0.00	0.00	227,430.00	0.00
A-3	01/01/23 - 01/30/23	30	0.00	274,521.33	0.00	274,521.33	0.00	0.00	0.00	274,521.33	0.00
A-4	01/01/23 - 01/30/23	30	0.00	367,083.33	0.00	367,083.33	0.00	0.00	0.00	367,083.33	0.00
A-5	01/01/23 - 01/30/23	30	0.00	1,136,135.50	0.00	1,136,135.50	0.00	0.00	0.00	1,136,135.50	0.00
A-SB	01/01/23 - 01/30/23	30	0.00	71,853.35	0.00	71,853.35	0.00	0.00	0.00	71,853.35	0.00
X-A	01/01/23 - 01/30/23	30	0.00	115,944.88	0.00	115,944.88	0.00	0.00	0.00	115,944.88	0.00
X-B	01/01/23 - 01/30/23	30	0.00	9,240.44	0.00	9,240.44	0.00	0.00	0.00	9,240.44	0.00
X-D	01/01/23 - 01/30/23	30	0.00	52,452.84	0.00	52,452.84	0.00	0.00	0.00	52,452.84	0.00
X-F	01/01/23 - 01/30/23	30	0.00	24,846.78	0.00	24,846.78	0.00	0.00	0.00	24,846.78	0.00
A-S	01/01/23 - 01/30/23	30	0.00	295,760.78	0.00	295,760.78	0.00	0.00	0.00	295,760.78	0.00
B	01/01/23 - 01/30/23	30	0.00	143,992.38	0.00	143,992.38	0.00	0.00	0.00	143,992.38	0.00
C	01/01/23 - 01/30/23	30	0.00	135,094.57	0.00	135,094.57	0.00	0.00	0.00	135,094.57	0.00
D	01/01/23 - 01/30/23	30	0.00	57,045.83	0.00	57,045.83	0.00	0.00	0.00	57,045.83	0.00
E	01/01/23 - 01/30/23	30	0.00	41,487.50	0.00	41,487.50	0.00	0.00	0.00	41,487.50	0.00
F	01/01/23 - 01/30/23	30	0.00	46,675.00	0.00	46,675.00	0.00	0.00	0.00	46,675.00	0.00
G-RR	01/01/23 - 01/30/23	30	0.00	31,786.39	0.00	31,786.39	0.00	0.00	0.00	31,786.39	0.00
H-RR	01/01/23 - 01/30/23	30	903.84	115,231.22	0.00	115,231.22	325.90	0.00	0.00	114,905.32	1,232.63
RR	01/01/23 - 01/30/23	30	24.64	86,475.40	0.00	86,475.40	8.88	0.00	0.00	86,466.53	33.60
RR Interest	01/01/23 - 01/30/23	30	7.66	26,954.55	0.00	26,954.55	2.77	0.00	0.00	26,951.79	10.45
Totals			936.14	3,287,824.78	0.00	3,287,824.78	337.55	0.00	0.00	3,287,487.25	1,276.68

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Available Funds Summary
Total Available Distribution Amount (1)	3,439,853.54
VRR Available Funds	118,674.95
Non-VRR Available Funds	3,321,178.60

Non-VRR Principal Distribution Amount	147,109.66
VRR Principal Distribution Amount	5,256.64
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,414,136.81	Master Servicing Fee	7,991.14
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,547.69
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	443.43
ARD Interest	0.00	Operating Advisor Fee	1,179.52
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	266.06
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,414,136.81	Total Fees	16,717.84

Principal		Expenses/Reimbursements
Scheduled Principal	152,366.30	Reimbursement for Interest on Advances	337.55
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	152,366.30	Total Expenses/Reimbursements	337.55

		Interest Reserve Deposit	109,594.16

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,287,487.25
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	152,366.29
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,439,853.54
Total Funds Collected	3,566,503.11	Total Funds Distributed	3,566,503.09

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,029,902,010.61	1,029,902,010.61	Beginning Certificate Balance	1,029,902,010.13
(-) Scheduled Principal Collections	152,366.30	152,366.30	(-) Principal Distributions	152,366.29
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,029,749,644.31	1,029,749,644.31	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,029,902,010.61	1,029,902,010.61	Ending Certificate Balance	1,029,749,643.84
Ending Actual Collateral Balance	1,029,749,644.31	1,029,749,644.31

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.48)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.01
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.47)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.83%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	13	38,844,426.65	3.77%	109	4.2226	1.832641	1.59 or less	17	217,333,108.46	21.11%	109	4.5079	1.184331
5,000,000 to 9,999,999	15	102,359,533.24	9.94%	108	3.8844	2.129445	1.60 to 1.69	3	35,550,000.00	3.45%	110	4.4115	1.661941
10,000,000 to 19,999,999	13	172,545,038.63	16.76%	101	4.1594	2.236874	1.70 to 1.79	4	74,511,705.66	7.24%	107	4.1996	1.750834
20,000,000 to 29,999,999	10	234,500,645.79	22.77%	97	4.1988	1.945696	1.80 to 1.89	0	0.00	0.00%	0	0.0000	0.000000
30,000,000 to 39,999,999	4	126,500,000.00	12.28%	91	3.5502	2.442095	1.90 to 1.99	3	16,527,000.00	1.60%	108	3.7534	1.907295
40,000,000 or greater	7	355,000,000.00	34.47%	101	3.5242	2.660000	2.00 to 2.49	23	409,007,077.33	39.72%	98	3.7735	2.259263
Totals	62	1,029,749,644.31	100.00%	100	3.8496	2.315719	2.50 to 2.99	5	60,007,968.26	5.83%	89	3.7590	2.855183
							3.00 to 3.99	5	121,312,784.60	11.78%	99	3.1917	3.472934
							4.00 or greater	2	95,500,000.00	9.27%	84	3.1047	4.078063
							Totals	62	1,029,749,644.31	100.00%	100	3.8496	2.315719
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	8,994,869.90	0.87%	107	3.6280	2.430000	South Carolina	2	5,015,613.85	0.49%	108	3.8937	2.402885
Arizona	4	19,147,087.14	1.86%	107	3.9445	2.023641	Texas	8	49,378,863.15	4.80%	109	4.2773	1.613160
Arkansas	1	3,100,000.00	0.30%	108	3.9350	2.330000	Virginia	3	34,529,523.84	3.35%	109	4.6667	1.104927
California	7	152,800,926.31	14.84%	82	2.8043	2.886509	Washington	3	69,641,903.33	6.76%	74	2.9971	3.988690
Colorado	2	20,700,000.00	2.01%	108	4.4151	2.574396	Washington, DC	2	21,000,000.00	2.04%	104	3.0025	2.870000
Connecticut	1	4,180,000.00	0.41%	109	4.3800	2.180000	Wisconsin	1	24,750,000.00	2.40%	109	4.2100	2.280000
Delaware	14	59,999,999.99	5.83%	108	3.6495	2.230000	Totals	154	1,029,749,644.31	100.00%	100	3.8496	2.315719
Florida	9	48,417,889.53	4.70%	108	4.3883	2.254829
									Property Type³
Georgia	8	2,289,539.19	0.22%	105	3.7238	1.510000
Idaho	1	11,993,923.71	1.16%	106	3.7200	1.750000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	2	11,770,035.19	1.14%	108	3.6406	3.080907		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	8	2,568,507.84	0.25%	105	3.7238	1.510000	Industrial	16	93,637,781.94	9.09%	109	4.0149	2.157450
Louisiana	1	3,857,000.00	0.37%	109	4.4350	1.910000	Lodging	7	59,625,364.72	5.79%	109	4.0963	3.336670
Maine	3	37,374,104.51	3.63%	109	3.4664	3.719395	Mixed Use	4	17,318,619.27	1.68%	105	4.1526	1.966941
Maryland	2	24,022,596.10	2.33%	109	4.3209	1.568103	Mobile Home Park	2	30,115,609.77	2.92%	110	4.5896	1.290827
Massachusetts	2	4,250,605.93	0.41%	107	3.6280	2.290000	Multi-Family	40	119,749,999.98	11.63%	108	4.1437	1.321174
Michigan	17	41,414,497.22	4.02%	85	3.8264	3.055828	Office	26	419,971,040.00	40.78%	91	3.5380	2.650189
Missouri	1	3,486,425.05	0.34%	107	3.6280	2.290000	Other	5	5,344,560.00	0.52%	71	3.7780	3.300000
Nevada	9	73,089,693.36	7.10%	93	4.1849	2.072527	Retail	10	104,734,205.94	10.17%	98	4.1397	2.181002
New Jersey	1	50,000,000.00	4.86%	107	4.2600	2.080000	Self Storage	44	179,252,462.69	17.41%	108	3.8939	2.194820
New York	14	168,612,784.61	16.37%	109	4.3206	1.552886	Totals	154	1,029,749,644.31	100.00%	100	3.8496	2.315719
North Carolina	2	33,900,000.00	3.29%	109	4.3029	1.536195
Ohio	20	29,861,952.95	2.90%	109	4.5429	2.030274
Oklahoma	1	1,819,110.12	0.18%	107	3.6280	2.290000
Pennsylvania	3	7,782,191.49	0.76%	107	3.6280	2.430000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.24999% or less	6	213,600,000.00	20.74%	78	2.7281	3.350112	12 months or less	39	516,847,752.34	50.19%	109	4.2782	1.926590
	3.25000% to 3.74999%	15	251,043,923.71	24.38%	108	3.6062	2.488612	13 months to 24 months	23	512,901,891.97	49.81%	91	3.4177	2.707841
	3.75000% to 3.99999%	5	71,557,968.26	6.95%	79	3.8893	2.631681	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.24999%	13	133,542,317.84	12.97%	109	4.1243	1.976723	Totals	62	1,029,749,644.31	100.00%	100	3.8496	2.315719
	4.25000% to 4.49999%	14	201,739,745.93	19.59%	108	4.3374	1.891255
	4.50000% to 4.74999%	3	34,183,108.46	3.32%	110	4.6194	1.153267
	4.75000% or greater	6	124,082,580.11	12.05%	109	4.9492	1.378260
	Totals	62	1,029,749,644.31	100.00%	100	3.8496	2.315719
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	80 months or less	5	171,107,968.26	16.62%	60	3.0102	3.242033	Interest Only	44	750,207,000.00	72.85%	98	3.6361	2.526641
81 months to 113 months		57	858,641,676.05	83.38%	108	4.0169	2.131125	355 months or less	18	279,542,644.31	27.15%	105	4.4227	1.749666
114 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	62	1,029,749,644.31	100.00%	100	3.8496	2.315719
	Totals	62	1,029,749,644.31	100.00%	100	3.8496	2.315719
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		22	389,664,968.26	37.84%	97	3.8031	2.582616			No outstanding loans in this group
	12 months or less	40	640,084,676.05	62.16%	102	3.8780	2.153239
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	1,029,749,644.31	100.00%	100	3.8496	2.315719
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A-1-2	30320849	OF	Bellevue	WA	Actual/360	2.952%	165,230.00	0.00	0.00	N/A	02/06/29	--	65,000,000.00	65,000,000.00	02/06/23
2A2	30320697	OF	Los Angeles	CA	Actual/360	2.640%	147,794.65	0.00	0.00	N/A	12/06/31	--	65,000,000.00	65,000,000.00	02/06/23
3A5	30320850	OF	San Jose	CA	Actual/360	2.494%	75,181.46	0.00	0.00	12/06/26	04/06/32	--	35,000,000.00	35,000,000.00	02/06/23
3A6	30320851				Actual/360	2.494%	59,285.95	0.00	0.00	12/06/26	04/06/32	--	27,600,000.00	27,600,000.00	02/06/23
4A1	30320791	IN	New Castle	DE	Actual/360	3.650%	188,557.50	0.00	0.00	N/A	02/06/32	--	60,000,000.00	60,000,000.00	02/06/23
5A2	30320852	SS	Various	Various	Actual/360	3.628%	93,723.33	0.00	0.00	N/A	01/01/32	--	30,000,000.00	30,000,000.00	02/01/23
5A3	30320853				Actual/360	3.628%	62,482.22	0.00	0.00	N/A	01/01/32	--	20,000,000.00	20,000,000.00	02/01/23
5A5	30320854				Actual/360	3.628%	21,868.78	0.00	0.00	N/A	01/01/32	--	7,000,000.00	7,000,000.00	02/01/23
6A1	30320809	MF	Brooklyn	NY	Actual/360	4.045%	1,741.60	0.00	0.00	N/A	03/06/32	--	500,000.00	500,000.00	01/06/23
6A10	30508677				Actual/360	4.045%	1,741.60	0.00	0.00	N/A	03/06/32	--	500,000.00	500,000.00	01/06/23
6A2	30508673				Actual/360	4.045%	139,327.78	0.00	0.00	N/A	03/06/32	--	40,000,000.00	40,000,000.00	01/06/23
6A4	30508674				Actual/360	4.045%	34,831.94	0.00	0.00	N/A	03/06/32	--	10,000,000.00	10,000,000.00	01/06/23
6A6	30508675				Actual/360	4.045%	5,224.79	0.00	0.00	N/A	03/06/32	--	1,500,000.00	1,500,000.00	01/06/23
6A8	30508676				Actual/360	4.045%	1,741.60	0.00	0.00	N/A	03/06/32	--	500,000.00	500,000.00	01/06/23
7A2	30320856	OF	Newark	NJ	Actual/360	4.260%	165,075.00	0.00	0.00	N/A	01/06/32	--	45,000,000.00	45,000,000.00	02/06/23
7A5	30320859				Actual/360	4.260%	18,341.67	0.00	0.00	N/A	01/06/32	--	5,000,000.00	5,000,000.00	02/06/23
8A1	30320860	SS	Various	Various	Actual/360	3.628%	124,964.44	0.00	0.00	N/A	01/01/32	--	40,000,000.00	40,000,000.00	02/01/23
8A4	30320861				Actual/360	3.628%	18,744.67	0.00	0.00	N/A	01/01/32	--	6,000,000.00	6,000,000.00	02/01/23
9A3	30508380	OF	Las Vegas	NV	Actual/360	4.250%	146,388.89	0.00	0.00	N/A	01/06/32	--	40,000,000.00	40,000,000.00	02/06/23
10A3	30320862	OF	New York	NY	Actual/360	4.910%	84,561.11	0.00	0.00	N/A	02/06/32	--	20,000,000.00	20,000,000.00	02/06/23
10A5	30320863				Actual/360	4.910%	58,769.97	0.00	0.00	N/A	02/06/32	--	13,900,000.00	13,900,000.00	02/06/23
11	30320864	MF	Newport News	VA	Actual/360	4.785%	127,732.92	0.00	0.00	N/A	03/05/32	--	31,000,000.00	31,000,000.00	02/05/23
12	30320865	LO	Portland	ME	Actual/360	3.430%	90,085.14	0.00	0.00	N/A	03/01/32	--	30,500,000.00	30,500,000.00	02/01/23
13A-2-2	30508639	Various Detroit		MI	Actual/360	3.778%	84,585.22	0.00	0.00	N/A	01/01/29	--	26,000,000.00	26,000,000.00	02/01/23
14	30320866	MH	Houston	TX	Actual/360	4.640%	102,733.02	31,176.76	0.00	N/A	04/01/32	--	25,711,822.55	25,680,645.79	02/01/23
15	30508596	OF	Syracuse	NY	Actual/360	5.020%	108,069.44	0.00	0.00	N/A	03/06/32	--	25,000,000.00	25,000,000.00	02/06/23
16	30320867	RT	Green Bay	WI	Actual/360	4.210%	89,725.63	0.00	0.00	N/A	03/01/32	--	24,750,000.00	24,750,000.00	02/01/23
17	30508682	RT	Monroe	NC	Actual/360	4.430%	92,125.54	0.00	0.00	N/A	04/06/32	--	24,150,000.00	24,150,000.00	02/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
18A6	30320868	OF	Washington	DC	Actual/360	3.002%	28,440.35	0.00	0.00	N/A	10/01/31	--	11,000,000.00	11,000,000.00	02/01/23
18A7	30320869				Actual/360	3.002%	25,854.86	0.00	0.00	N/A	10/01/31	--	10,000,000.00	10,000,000.00	02/01/23
19	30508694	IN	Cincinnati	OH	Actual/360	4.800%	86,056.00	0.00	0.00	N/A	04/06/32	--	20,820,000.00	20,820,000.00	02/06/23
20	30320870	SS	Columbia	MD	Actual/360	4.440%	78,378.33	0.00	0.00	N/A	03/01/32	--	20,500,000.00	20,500,000.00	02/01/23
21A2	30320871	RT	Reno	NV	Actual/360	3.930%	59,368.15	34,948.15	0.00	N/A	12/01/26	--	17,542,916.41	17,507,968.26	02/01/23
22A2	30320822	LO	Various	NY	Actual/360	4.170%	56,677.96	21,284.89	0.00	N/A	03/06/32	--	15,784,069.49	15,762,784.60	02/06/23
23	30320872	OF	Fort Myers	FL	Actual/360	4.169%	55,644.57	0.00	0.00	N/A	01/06/32	--	15,500,000.00	15,500,000.00	02/06/23
24	30320873	SS	Denver	CO	Actual/360	4.447%	59,355.10	0.00	0.00	N/A	02/06/32	--	15,500,000.00	15,500,000.00	02/06/23
25A2	30320874	Various Various		NY	Actual/360	3.960%	51,832.00	0.00	0.00	N/A	02/06/32	--	15,200,000.00	15,200,000.00	02/06/23
26	30508715	LO	Bradenton	FL	Actual/360	5.530%	63,694.77	13,211.04	0.00	N/A	04/06/32	--	13,375,791.15	13,362,580.11	02/06/23
27	30320875	IN	Las Vegas	NV	Actual/360	4.450%	49,179.50	16,303.94	0.00	N/A	03/06/32	--	12,834,085.89	12,817,781.95	02/06/23
28	30320876	RT	Boise	ID	Actual/360	3.720%	38,478.34	18,044.99	0.00	N/A	12/06/31	--	12,011,968.70	11,993,923.71	02/06/23
29A10	30320878	MF	Various	Various	Actual/360	3.724%	16,033.07	0.00	0.00	N/A	11/06/31	--	5,000,000.00	5,000,000.00	02/06/23
29A8	30320877				Actual/360	3.724%	16,033.07	0.00	0.00	N/A	11/06/31	--	5,000,000.00	5,000,000.00	02/06/23
30	30320879	OF	Irvine	CA	Actual/360	4.210%	36,252.78	0.00	0.00	N/A	03/01/32	--	10,000,000.00	10,000,000.00	02/01/23
31	30320880	SS	Statesville	NC	Actual/360	3.988%	33,482.58	0.00	0.00	N/A	01/06/32	--	9,750,000.00	9,750,000.00	02/06/23
32	30320881	SS	Balch Springs	TX	Actual/360	4.254%	35,532.72	0.00	0.00	N/A	01/06/32	--	9,700,000.00	9,700,000.00	02/06/23
33	30320882	OF	Westmont	IL	Actual/360	3.645%	27,307.13	0.00	0.00	N/A	03/06/32	--	8,700,000.00	8,700,000.00	02/06/23
34	30320883	MF	Brooklyn	NY	Actual/360	3.560%	25,536.08	0.00	0.00	N/A	02/01/32	--	8,330,000.00	8,330,000.00	02/01/23
35	30320884	MF	Brooklyn	NY	Actual/360	3.500%	24,713.89	0.00	0.00	N/A	02/01/32	--	8,200,000.00	8,200,000.00	02/01/23
36	30320885	MU	Glendale	AZ	Actual/360	4.436%	28,649.17	0.00	0.00	N/A	02/06/32	--	7,500,000.00	7,500,000.00	02/06/23
37	30320886	SS	Bartow	FL	Actual/360	4.130%	21,338.33	0.00	0.00	N/A	04/01/32	--	6,000,000.00	6,000,000.00	02/01/23
38	30320887	SS	Monroe	MI	Actual/360	3.400%	17,127.50	0.00	0.00	N/A	01/06/32	--	5,850,000.00	5,850,000.00	02/06/23
39	30320888	SS	Grand Junction	CO	Actual/360	4.320%	19,344.00	0.00	0.00	N/A	03/01/32	--	5,200,000.00	5,200,000.00	02/01/23
40	30320889	RT	Gaylord	MI	Actual/360	4.150%	18,355.69	6,921.68	0.00	N/A	04/01/32	--	5,136,454.92	5,129,533.24	02/01/23
41	30320890	MF	Brooklyn	NY	Actual/360	4.563%	18,663.94	0.00	0.00	N/A	02/06/32	--	4,750,000.00	4,750,000.00	02/06/23
42	30320891	MH	Port Huron	MI	Actual/360	4.298%	16,435.62	5,828.31	0.00	N/A	03/06/32	--	4,440,792.29	4,434,963.98	02/06/23
43	30320892	MF	Brooklyn	NY	Actual/360	3.630%	13,972.48	0.00	0.00	N/A	02/01/32	--	4,470,000.00	4,470,000.00	02/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
44	30320893	RT	Waterbury	CT	Actual/360	4.380%	15,765.57	0.00	0.00	N/A	03/06/32	--	4,180,000.00	4,180,000.00	02/06/23
45	30320894	OF	Orange	OH	Actual/360	4.250%	14,272.92	0.00	0.00	N/A	04/01/32	--	3,900,000.00	3,900,000.00	02/01/23
46	30320895	RT	Port Allen	LA	Actual/360	4.435%	14,729.99	0.00	0.00	N/A	03/06/32	--	3,857,000.00	3,857,000.00	02/06/23
47	30320896	SS	Calexico	CA	Actual/360	4.550%	14,720.56	4,646.54	0.00	N/A	04/01/32	--	3,757,109.21	3,752,462.67	02/01/23
48	30320897	RT	Murrells Inlet	SC	Actual/360	4.020%	11,769.67	0.00	0.00	N/A	02/06/32	--	3,400,000.00	3,400,000.00	02/06/23
49	30320898	RT	Fayetteville	AR	Actual/360	3.935%	10,504.26	0.00	0.00	N/A	02/06/32	--	3,100,000.00	3,100,000.00	02/06/23
Totals							3,414,136.81	152,366.30	0.00				1,029,902,010.61	1,029,749,644.31

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1-2	0.00	34,294,909.33	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	0.00	20,492,785.81	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A5	0.00	31,259,645.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A6	0.00	31,259,645.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	0.00	7,741,489.03	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2	0.00	10,469,052.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5A3	0.00	10,469,052.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5A5	0.00	10,469,052.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	0.00	5,304,623.26	03/04/22	09/30/22	--	0.00	0.00	1,740.52	1,740.52	0.00	0.00
6A10	0.00	5,304,623.26	03/04/22	09/30/22	--	0.00	0.00	1,740.52	1,740.52	0.00	0.00
6A2	0.00	5,304,623.26	03/04/22	09/30/22	--	0.00	0.00	139,241.67	139,241.67	0.00	0.00
6A4	0.00	5,304,623.26	03/04/22	09/30/22	--	0.00	0.00	34,810.41	34,810.41	0.00	0.00
6A6	0.00	5,304,623.26	03/04/22	09/30/22	--	0.00	0.00	5,221.56	5,221.56	0.00	0.00
6A8	0.00	5,304,623.26	03/04/22	09/30/22	--	0.00	0.00	1,740.52	1,740.52	0.00	0.00
7A2	0.00	11,185,964.32	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7A5	0.00	11,185,964.32	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8A1	0.00	7,740,420.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A4	0.00	7,740,420.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A3	0.00	9,552,243.56	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10A3	0.00	14,448,209.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10A5	0.00	14,448,209.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	1,536,590.43	03/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	4,976,564.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13A-2-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	1,829,896.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	401,472.78	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	1,931,579.94	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18A6	13,443,542.67	18,942,614.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18A7	13,443,542.67	18,942,614.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	2,150,129.36	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22A2	0.00	8,948,342.55	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	1,499,527.81	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	1,912,888.98	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	2,060,533.38	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	1,409,161.05	03/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	1,324,642.77	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29A10	0.00	17,446,108.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29A8	0.00	17,446,108.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	974,761.79	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	477,334.42	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	1,186,112.88	02/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	628,239.38	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	560,665.21	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	596,831.09	02/11/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	7,125.14	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	836,832.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	326,828.44	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	615,985.31	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	318,210.35	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	296,734.67	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	240,388.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	358,341.16	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	5,054.37	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	26,887,085.34	374,760,839.00				0.00	0.00	184,495.20	184,495.20	12,179.51	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.849621%	3.830771%	100
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.849691%	3.830883%	101
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.849760%	3.830952%	102
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.849837%	3.830986%	103
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.849906%	3.831054%	104
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.849983%	3.831130%	105
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.850051%	3.831198%	106
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.850119%	3.831265%	107
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.850194%	3.831341%	108
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.850262%	3.831408%	109
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
6A1	30320809	01/06/23	0	B	1,740.52	1,740.52	500.00		500,000.00
6A10	30508677	01/06/23	0	B	1,740.52	1,740.52	0.00		500,000.00
6A2	30508673	01/06/23	0	B	139,241.67	139,241.67	0.00		40,000,000.00
6A4	30508674	01/06/23	0	B	34,810.41	34,810.41	0.00		10,000,000.00
6A6	30508675	01/06/23	0	B	5,221.56	5,221.56	0.00		1,500,000.00
6A8	30508676	01/06/23	0	B	1,740.52	1,740.52	0.00		500,000.00
Totals					184,495.20	184,495.20	500.00		53,000,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		17,507,968	17,507,968		0	0
49 - 60 Months		0	0		0	0
> 60 Months		1,012,241,676	1,012,241,676		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-23	1,029,749,644	1,029,749,644	0	0	0	0
Jan-23	1,029,902,011	1,029,902,011	0	0	0	0
Dec-22	1,030,053,812	1,030,053,812	0	0	0	0
Nov-22	1,030,218,574	1,030,218,574	0	0	0	0
Oct-22	1,030,369,200	1,030,369,200	0	0	0	0
Sep-22	1,030,532,829	1,030,532,829	0	0	0	0
Aug-22	1,030,682,288	1,030,682,288	0	0	0	0
Jul-22	1,030,831,194	1,030,831,194	0	0	0	0
Jun-22	1,030,993,164	1,030,993,164	0	0	0	0
May-22	1,031,140,916	1,031,140,916	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	337.55	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	337.55	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			337.55

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Supplemental Notes
None

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